Annual Total Returns [BarChart] - Great-West Small Cap Growth Fund - Investor	Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	6.73%
Annual Return 2017	21.49%
Annual Return 2018	(2.99%)
Annual Return 2019	27.28%
Annual Return 2020	36.90%